Nota 54 Deferred annual variable remuneration from previous financial years (Details) - EUR (€) € in Thousands	Dec. 31, 2024 [1]	Dec. 31, 2023 [2]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 1,550	€ 1,263
Deferred annual variable remuneration BBVA directors in shares	355,853,000	323,793
Board of Directors Chairman [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 867	€ 760
Deferred annual variable remuneration BBVA directors in shares	198,616,000	195,590
Board of Directors Chairman [Member] | 2023 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 221	€ 0
Deferred annual variable remuneration BBVA directors in shares	38,821,000	0
Board of Directors Chairman [Member] | 2022 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 236	€ 229
Deferred annual variable remuneration BBVA directors in shares	56,941,000	56,941,000
Board of Directors Chairman [Member] | 2021 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 228	€ 222
Deferred annual variable remuneration BBVA directors in shares	57,325,000	57,325
Board of Directors Chairman [Member] | 2020 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 0	€ 0
Deferred annual variable remuneration BBVA directors in shares	0	0
Board of Directors Chairman [Member] | 2019 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 181	€ 176
Deferred annual variable remuneration BBVA directors in shares	45,529,000	45,529
Board of Directors Chairman [Member] | 2018 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 0	€ 132
Deferred annual variable remuneration BBVA directors in shares	0	35,795
Chief Executive Officer [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 683	€ 503
Deferred annual variable remuneration BBVA directors in shares	157,237,000	128,203
Chief Executive Officer [Member] | 2023 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 166	€ 0
Deferred annual variable remuneration BBVA directors in shares	29,034,000	0
Chief Executive Officer [Member] | 2022 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 181	€ 176
Deferred annual variable remuneration BBVA directors in shares	43,793,000	43,793
Chief Executive Officer [Member] | 2021 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 173	€ 169
Deferred annual variable remuneration BBVA directors in shares	43,552,000	43,552
Chief Executive Officer [Member] | 2020 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 0	€ 0
Deferred annual variable remuneration BBVA directors in shares	0	0
Chief Executive Officer [Member] | 2019 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 163	€ 158
Deferred annual variable remuneration BBVA directors in shares	40,858,000	40,858
Chief Executive Officer [Member] | 2018 [Member]
Deferred annual variable remuneration [Line Items]
Deferred annual variable remuneration BBVA directors in cash	€ 0	€ 0
Deferred annual variable remuneration BBVA directors in shares	0	0

[1]
(1) Deferred remuneration payable after the 2024 year-end, including the update of its cash portion. Payment to the Chair and the Chief Executive Officer will take place in 2025 in accordance with the vesting and payment rules set out in the remuneration policies applicable in each financial year:
•2023 Deferred AVR: the first payment of the Deferred STI (17.9% of the Deferred Portion) is due to executive directors. Thereafter, the second payment of the Deferred STI (17.9% of the Deferred Portion) and the 2023 LTI (64.2% of the Deferred Portion) will be deferred for both executive directors. The final amount of the 2023 LTI will depend on the result of the long-term indicators approved for its calculation once its measurement period has elapsed (at the end of 2026), which may range between an achievement of 0% to 150%. If the relevant conditions are met, the second payment of the Deferred STI will be made in 2026 and the three payments of the 2023 LTI will be made in 2027, 2028 and 2029.
•2022 Deferred AVR: the second payment (20% of the Deferred Portion) is due to executive directors. Thereafter, 60% of the 2022 Deferred AVR will be deferred for both executive directors, which, if the relevant conditions are met, will be paid in 2026, 2027, and 2028.
•2021 Deferred AVR: the third payment (20% of the Deferred Portion) is due to executive directors, after having verified that no reduction had to be made according to the result of the multi-year performance indicators approved in 2021 by the Board of Directors. Thereafter, 40% of the 2021 Deferred AVR will be deferred for both executive directors which, if the relevant conditions are met, will be paid in 2026 and 2027.
•2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, executive directors voluntarily waived the whole of their 2020 AVR.
•2019 Deferred AVR: the third and final payment (20% of the Deferred Portion) is due to executive directors. Following this, payment to executive directors of the 2019 Deferred AVR will be completed.
[2]
(2) Deferred remuneration which was payable after the 2023 year-end, including the update of its cash portion. Its payment to the Chair and/or the Chief Executive Officer took place in 2024, in accordance with the vesting and payment rules set out in the remuneration policies applicable in each financial year:
•2022 Deferred AVR: in 2024, the first payment (20% of the Deferred Portion) was made to executive directors.
•2021 Deferred AVR: in 2024, the second payment (20% of the Deferred Portion) was made to executive directors.
•2020 Deferred AVR: given the exceptional circumstances arising from the COVID-19 crisis, executive directors voluntarily waived the whole of their 2020 AVR.
•2019 Deferred AVR: in 2024, the second payment (20% of the Deferred Portion) was made to executive directors.
•2018 Deferred AVR: in 2024, the third and final payment (20% of the Deferred Portion) was made to the Chair. Following this, payment to the Chair of the 2018 Deferred AVR, which was associated with his former position as Chief Executive Officer, was completed.